Other provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,722
Exchange and other adjustments	(10)
Provisions applied	(507)
Charge for the period	294
Provisions at end of the period	1,499
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	426
Exchange and other adjustments	0
Provisions applied	0
Charge for the period	(78)
Provisions at end of the period	348
Regulatory provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	520
Exchange and other adjustments	0
Provisions applied	(361)
Charge for the period	310
Provisions at end of the period	469
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	776
Exchange and other adjustments	(10)
Provisions applied	(146)
Charge for the period	62
Provisions at end of the period	£ 682